UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-00834
Name of Registrant: Vanguard Windsor Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: October 31
Date of reporting period: July 31, 2016
Item 1: Schedule of Investments

Vanguard Windsor Fund

Schedule of Investments (unaudited)
As of July 31, 2016

		Market
		Value
	Shares	($000)
Common Stocks (97.6%)1
Consumer Discretionary (10.6%)
Newell Brands Inc.	4,142,863	217,334
Lennar Corp. Class A	4,336,620	202,954
Delphi Automotive plc	2,857,684	193,808
* Norwegian Cruise Line Holdings Ltd.	3,624,081	154,386
Ford Motor Co.	10,435,150	132,109
SES SA Class A	5,995,112	131,373
DR Horton Inc.	3,103,400	102,040
Omnicom Group Inc.	1,233,100	101,472
TJX Cos. Inc.	1,177,787	96,249
PulteGroup Inc.	4,542,266	96,205
Ralph Lauren Corp. Class A	957,800	93,951
Staples Inc.	7,849,780	72,924
News Corp. Class A	5,447,250	70,651
Interpublic Group of Cos. Inc.	2,254,250	51,983
Lowe's Cos. Inc.	482,500	39,700
Kohl's Corp.	343,475	14,285
News Corp. Class B	718,627	9,658
Comcast Corp. Class A	133,100	8,951
		1,790,033
Consumer Staples (3.3%)
Ingredion Inc.	1,166,350	155,404
British American Tobacco plc	2,247,993	143,478
Wal-Mart Stores Inc.	1,770,650	129,204
CVS Health Corp.	807,125	74,837
Kellogg Co.	625,000	51,694
		554,617
Energy (11.0%)
Pioneer Natural Resources Co.	1,603,007	260,601
Royal Dutch Shell plc ADR	4,060,626	210,300
Anadarko Petroleum Corp.	3,658,385	199,492
Halliburton Co.	4,448,946	194,241
* Concho Resources Inc.	1,490,575	185,129
Exxon Mobil Corp.	1,848,425	164,417
BP plc ADR	4,150,450	142,776
Hess Corp.	1,754,354	94,121
Cameco Corp.	7,900,362	75,527
Canadian Natural Resources Ltd.	2,292,168	69,292
Cenovus Energy Inc.	3,809,713	54,479
ConocoPhillips	1,182,450	48,268
Apache Corp.	881,975	46,304
Baker Hughes Inc.	922,225	44,110
* Southwestern Energy Co.	2,495,500	36,384
Murphy Oil Corp.	826,350	22,667
* Cobalt International Energy Inc.	11,783,968	17,558
PrairieSky Royalty Ltd.	46,490	897
		1,866,563
Financials (27.6%)
American International Group Inc.	6,007,151	327,029

Citigroup Inc.	6,788,546	297,406
Wells Fargo & Co.	6,071,712	291,260
MetLife Inc.	6,552,675	280,061
* XL Group Ltd.	7,925,975	274,318
Bank of America Corp.	17,317,997	250,938
Comerica Inc.	4,251,915	192,357
American Tower Corporation	1,626,200	188,265
Principal Financial Group Inc.	3,459,699	161,326
Weyerhaeuser Co.	4,860,741	159,043
Unum Group	4,674,969	156,191
JPMorgan Chase & Co.	2,330,400	149,076
PNC Financial Services Group Inc.	1,550,332	128,135
Torchmark Corp.	2,043,100	126,407
Morgan Stanley	3,677,516	105,655
Ameriprise Financial Inc.	1,054,624	101,075
Voya Financial Inc.	3,897,000	99,880
Goldman Sachs Group Inc.	622,300	98,827
Intercontinental Exchange Inc.	368,909	97,466
Public Storage	398,578	95,228
M&T Bank Corp.	800,508	91,706
Franklin Resources Inc.	2,481,775	89,815
Boston Properties Inc.	579,328	82,340
Regions Financial Corp.	8,755,700	80,290
Axis Capital Holdings Ltd.	1,418,271	78,828
Capital One Financial Corp.	1,109,450	74,422
State Street Corp.	1,071,075	70,455
UBS Group AG	5,063,558	69,776
Raymond James Financial Inc.	1,261,238	69,242
Zions Bancorporation	2,469,272	68,843
Allstate Corp.	810,397	55,374
Fifth Third Bancorp	2,857,550	54,236
Citizens Financial Group Inc.	2,062,250	46,050
KeyCorp	3,482,075	40,740
Bank of Nova Scotia	600,600	30,503
Julius Baer Group Ltd.	673,872	27,631
Willis Towers Watson plc	205,562	25,412
Invesco Ltd.	695,225	20,287
* Genworth Financial Inc. Class A	2,832,750	8,102
		4,663,995
Health Care (14.2%)
Bristol-Myers Squibb Co.	4,951,516	370,423
Medtronic plc	3,635,635	318,591
Merck & Co. Inc.	4,983,404	292,326
UnitedHealth Group Inc.	1,664,092	238,298
* Allergan plc	612,067	154,822
* HCA Holdings Inc.	1,712,149	132,058
McKesson Corp.	663,047	129,002
Johnson & Johnson	799,225	100,087
Aetna Inc.	759,714	87,527
Abbott Laboratories	1,926,310	86,202
* Biogen Inc.	267,329	77,507
* Mylan NV	1,539,879	72,051
Teva Pharmaceutical Industries Ltd. ADR	1,290,793	69,057
Pfizer Inc.	1,770,875	65,328
^ AstraZeneca plc ADR	1,753,565	59,867
Eli Lilly & Co.	635,240	52,655
Baxter International Inc.	1,070,838	51,422

	Cigna Corp.	342,391	44,155
			2,401,378
Industrials (9.7%)
	Eaton Corp. plc	3,644,690	231,110
	Honeywell International Inc.	1,973,069	229,527
*	IHS Markit Ltd.	4,251,983	147,714
	Parker-Hannifin Corp.	1,281,150	146,294
*	Hertz Global Holdings Inc.	2,900,320	141,188
	Raytheon Co.	997,147	139,132
	Kansas City Southern	1,360,385	130,747
	Stanley Black & Decker Inc.	991,300	120,641
	Dover Corp.	1,685,342	120,384
*	Sensata Technologies Holding NV	2,332,931	88,465
	American Airlines Group Inc.	1,522,054	54,033
*	Herc Holdings Inc.	966,773	34,175
	Masco Corp.	834,148	30,430
	L-3 Communications Holdings Inc.	166,050	25,178
			1,639,018
Information Technology (16.0%)
*	NXP Semiconductors NV	3,461,914	291,112
	Lam Research Corp.	2,939,832	263,909
*	Arrow Electronics Inc.	3,832,844	254,846
	Broadcom Ltd.	1,530,413	247,896
	Cisco Systems Inc.	7,151,287	218,329
	Skyworks Solutions Inc.	2,177,065	143,730
	Harris Corp.	1,652,115	143,106
*	Alphabet Inc. Class A	180,806	143,079
	Oracle Corp.	3,147,525	129,174
	Hewlett Packard Enterprise Co.	5,372,675	112,934
*	Micron Technology Inc.	7,963,440	109,418
	Intel Corp.	3,012,125	105,003
	Apple Inc.	977,117	101,825
	Seagate Technology plc	3,099,671	99,282
*	Cognizant Technology Solutions Corp. Class A	1,423,300	81,826
	Microsoft Corp.	1,343,675	76,159
	HP Inc.	5,372,675	75,271
	QUALCOMM Inc.	871,550	54,542
	TE Connectivity Ltd.	865,010	52,143
			2,703,584
Materials (2.5%)
	Celanese Corp. Class A	2,247,005	142,505
	PPG Industries Inc.	1,125,721	117,874
	Methanex Corp.	3,651,138	102,305
	CF Industries Holdings Inc.	2,414,199	59,583
			422,267
Other (0.3%)
^,2 Vanguard Value ETF		703,525	61,474

Telecommunication Services (0.2%)
	AT&T Inc.	815,225	35,291

Utilities (2.2%)
	PG&E Corp.	1,998,767	127,801
	NextEra Energy Inc.	853,133	109,449
	Edison International	852,150	65,939

Entergy Corp.			788,774	64,198
				367,387
Total Common Stocks (Cost $13,949,718)				16,505,607
	Coupon
Temporary Cash Investments (2.5%)1
Money Market Fund (1.3%)
3,4 Vanguard Market Liquidity Fund	0.561%		215,153,066	215,153

			Face
		Maturity	Amount
		Date	($000))
Repurchase Agreement (0.7%)
Bank of America Securities, LLC
(Dated 7/29/16, Repurchase Value
$126,104,000, collateralized by
Government National Mortgage Assn.
4.00%, 10/20/45-5/20/46, with a value of
$128,622,000)	0.350%	8/1/16 126,100,000		126,100

U.S. Government and Agency Obligations (0.5%)
5,6 Federal Home Loan Bank Discount Notes	0.365%	8/31/16	5,000,000	4,999
5 Federal Home Loan Bank Discount Notes	0.390%	9/7/16	75,000,000	74,977
5,6 Federal Home Loan Bank Discount Notes	0.421%	9/14/16	4,000,000	3,998
				83,974
Total Temporary Cash Investments (Cost $425,220)				425,227
Total Investments (100.1%) (Cost $14,374,938)				16,930,834
Other Assets and Liabilities-Net (-0.1%)4				(20,162)
Net Assets (100%)				16,910,672

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $7,387,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 1.4%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Includes $7,576,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $7,698,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate

Windsor Fund

its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	16,145,886	359,721	—
Temporary Cash Investments	215,153	210,074	—
Futures Contracts—Assets[1]	325	—	—
Futures Contracts—Liabilities[1]	(9)	—	—
Total	16,361,355	569,795	—
1 Represents variation margin on the last day of the reporting period.

Windsor Fund

E. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
E-mini S&P 500 Index	September 2016	1757	190,476	1,016

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

F. At July 31, 2016, the cost of investment securities for tax purposes was $14,374,938,000. Net unrealized appreciation of investment securities for tax purposes was $2,555,896,000, consisting of unrealized gains of $3,654,891,000 on securities that had risen in value since their purchase and $1,098,995,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Windsor II Fund

Schedule of Investments (unaudited)
As of July 31, 2016

			Market
			Value
		Shares	($000)
Common Stocks (97.9%)1
Consumer Discretionary (8.4%)
	Johnson Controls Inc.	23,387,663	1,073,961
	Ford Motor Co.	38,043,765	481,634
	Delphi Automotive plc	4,243,123	287,769
	Omnicom Group Inc.	2,680,400	220,570
	DR Horton Inc.	5,954,225	195,775
	Advance Auto Parts Inc.	1,040,886	176,805
*	Madison Square Garden Co. Class A	743,467	135,898
	Bed Bath & Beyond Inc.	2,494,782	112,140
	Lennar Corp. Class A	2,353,181	110,129
	General Motors Co.	3,466,000	109,318
*	Discovery Communications Inc. Class A	4,020,700	100,879
*,^ JC Penney Co. Inc.		9,968,800	96,299
	Genuine Parts Co.	913,881	93,435
	Comcast Corp. Class A	1,186,200	79,772
	Renault SA	888,771	77,709
^	Honda Motor Co. Ltd. ADR	2,854,300	77,409
*	Norwegian Cruise Line Holdings Ltd.	1,815,776	77,352
	CBS Corp. Class B	1,283,100	67,003
*	Meritage Homes Corp.	1,390,408	50,597
^	Nordstrom Inc.	1,132,967	50,111
	Harley-Davidson Inc.	897,000	47,469
*	Deckers Outdoor Corp.	696,800	45,996
	CalAtlantic Group Inc.	1,268,190	45,921
	Target Corp.	590,011	44,446
*	Discovery Communications Inc.	594,300	14,584
	Carnival Corp.	35,070	1,638
	Lear Corp.	13,653	1,549
	McDonald's Corp.	12,878	1,515
	Darden Restaurants Inc.	24,180	1,489
	Leggett & Platt Inc.	27,520	1,447
	Goodyear Tire & Rubber Co.	44,331	1,271
	TEGNA Inc.	54,463	1,193
	Interpublic Group of Cos. Inc.	28,679	661
	Whirlpool Corp.	1,366	263
	Hasbro Inc.	3,050	248
			3,884,255
Consumer Staples (7.7%)
	Philip Morris International Inc.	10,717,788	1,074,565
	Imperial Brands plc ADR	14,355,850	757,616
	Altria Group Inc.	9,768,232	661,309
	Procter & Gamble Co.	3,634,481	311,075
	Molson Coors Brewing Co. Class B	2,437,578	249,023
	Walgreens Boots Alliance Inc.	1,757,200	139,258
	Kellogg Co.	1,665,900	137,787
	CVS Health Corp.	1,343,625	124,581
	Wal-Mart Stores Inc.	886,813	64,711
	Bunge Ltd.	371,500	24,460
	Coca-Cola Co.	78,298	3,416

ConAgra Foods Inc.	40,000	1,870
JM Smucker Co.	11,833	1,824
* Herbalife Ltd.	24,208	1,646
Tyson Foods Inc. Class A	21,885	1,611
Ingredion Inc.	11,305	1,506
Clorox Co.	9,839	1,290
Pilgrim's Pride Corp.	49,800	1,158
Campbell Soup Co.	18,499	1,152
PepsiCo Inc.	6,456	703
Kimberly-Clark Corp.	1,438	186
* Edgewell Personal Care Co.	1,580	134
		3,560,881
Energy (10.3%)
Occidental Petroleum Corp.	9,224,053	689,313
Marathon Petroleum Corp.	15,822,359	623,243
BP plc ADR	18,102,698	622,733
ConocoPhillips	14,948,703	610,206
Phillips 66	7,520,669	572,022
Chevron Corp.	4,151,353	425,431
Hess Corp.	3,532,900	189,540
Range Resources Corp.	4,513,590	181,943
Marathon Oil Corp.	12,207,200	166,506
Schlumberger Ltd.	1,563,524	125,895
Royal Dutch Shell plc ADR	1,934,806	100,204
EOG Resources Inc.	1,169,500	95,548
Pioneer Natural Resources Co.	565,100	91,868
Cabot Oil & Gas Corp.	3,437,563	84,805
Murphy Oil Corp.	2,212,200	60,681
Valero Energy Corp.	867,000	45,327
* Kosmos Energy Ltd.	5,210,700	28,919
* Cobalt International Energy Inc.	14,963,900	22,296
Exxon Mobil Corp.	93,244	8,294
Devon Energy Corp.	49,238	1,885
Apache Corp.	34,867	1,830
Tesoro Corp.	20,402	1,554
Energen Corp.	32,631	1,546
Plains GP Holdings LP Class A	142,408	1,512
ONEOK Inc.	33,351	1,494
Cimarex Energy Co.	12,265	1,472
* Newfield Exploration Co.	33,556	1,453
* Southwestern Energy Co.	96,200	1,403
Ensco plc Class A	143,019	1,311
* Chesapeake Energy Corp.	218,898	1,186
Noble Corp. plc	108,895	804
Oceaneering International Inc.	17,336	483
		4,762,707
Financials (21.3%)
JPMorgan Chase & Co.	19,947,009	1,276,010
Wells Fargo & Co.	24,134,696	1,157,741
Bank of America Corp.	79,414,487	1,150,716
PNC Financial Services Group Inc.	10,587,268	875,038
Citigroup Inc.	19,093,264	836,476
Capital One Financial Corp.	10,454,238	701,270
American Express Co.	10,134,796	653,289
State Street Corp.	8,633,900	567,938
American International Group Inc.	4,801,219	261,378
Navient Corp.	15,055,224	213,784

Intercontinental Exchange Inc.	669,400	176,855
Aon plc	1,357,900	145,390
Goldman Sachs Group Inc.	877,503	139,356
MetLife Inc.	2,922,100	124,891
Charles Schwab Corp.	4,229,900	120,214
BNP Paribas SA	2,410,164	119,555
Morgan Stanley	3,924,600	112,754
Citizens Financial Group Inc.	5,048,900	112,742
Fifth Third Bancorp	5,780,912	109,722
* SLM Corp.	14,934,252	107,377
CBOE Holdings Inc.	1,408,831	96,928
Corrections Corp. of America	2,592,034	83,075
SunTrust Banks Inc.	1,938,111	81,963
Hartford Financial Services Group Inc.	1,916,500	76,372
Barclays plc	36,326,564	74,069
Unum Group	1,990,411	66,500
Regions Financial Corp.	6,771,334	62,093
Host Hotels & Resorts Inc.	3,430,500	60,857
Allstate Corp.	826,800	56,495
Sumitomo Mitsui Financial Group Inc.	1,449,400	45,945
Lincoln National Corp.	893,861	39,035
Prudential Financial Inc.	434,915	32,745
* Synchrony Financial	1,044,121	29,110
Bank of New York Mellon Corp.	60,838	2,397
Travelers Cos. Inc.	19,600	2,278
Aflac Inc.	29,411	2,126
Discover Financial Services	35,847	2,038
Ameriprise Financial Inc.	19,342	1,854
VEREIT Inc.	165,817	1,834
Digital Realty Trust Inc.	16,621	1,736
Spirit Realty Capital Inc.	123,569	1,689
WP Carey Inc.	22,808	1,657
Nasdaq Inc.	22,748	1,610
Lamar Advertising Co. Class A	23,700	1,608
Senior Housing Properties Trust	70,825	1,573
Mid-America Apartment Communities Inc.	14,500	1,537
Assurant Inc.	17,061	1,416
Voya Financial Inc.	41,161	1,055
Reinsurance Group of America Inc. Class A	10,312	1,023
Everest Re Group Ltd.	4,945	935
Northern Trust Corp.	10,519	711
Hospitality Properties Trust	19,400	619
US Bancorp	12,898	544
DDR Corp.	21,908	432
Chubb Ltd.	1,421	178
Axis Capital Holdings Ltd.	2,650	147
		9,798,680
Health Care (21.0%)
Pfizer Inc.	35,409,385	1,306,252
Medtronic plc	11,837,613	1,037,330
Merck & Co. Inc.	16,189,375	949,669
Johnson & Johnson	7,367,119	922,584
Anthem Inc.	6,313,147	829,169
Sanofi ADR	18,944,900	807,621
* Express Scripts Holding Co.	8,806,900	669,941
Teva Pharmaceutical Industries Ltd. ADR	12,248,800	655,311
Cardinal Health Inc.	4,884,168	408,316

Zoetis Inc.	7,847,297	396,053
* Allergan plc	1,016,130	257,030
UnitedHealth Group Inc.	1,292,500	185,086
Cigna Corp.	1,221,813	157,565
Eli Lilly & Co.	1,870,537	155,049
St. Jude Medical Inc.	1,786,016	148,311
Aetna Inc.	1,036,870	119,458
GlaxoSmithKline plc ADR	2,591,100	116,781
* Mallinckrodt plc	1,591,700	107,185
Stryker Corp.	866,500	100,757
Sanofi	743,300	63,310
Roche Holding AG	231,900	59,197
* Quintiles Transnational Holdings Inc.	762,100	59,169
* Biogen Inc.	171,900	49,839
Zimmer Biomet Holdings Inc.	349,800	45,873
AbbVie Inc.	574,077	38,021
Humana Inc.	169,400	29,230
Baxter International Inc.	36,785	1,766
* Hologic Inc.	39,070	1,504
PerkinElmer Inc.	25,466	1,449
Bristol-Myers Squibb Co.	18,560	1,388
Agilent Technologies Inc.	28,078	1,351
		9,681,565
Industrials (8.6%)
United Technologies Corp.	9,595,472	1,032,953
Honeywell International Inc.	5,892,961	685,528
General Dynamics Corp.	3,619,100	531,610
Raytheon Co.	2,583,156	360,428
Cummins Inc.	1,460,800	179,342
Eaton Corp. plc	2,587,900	164,099
Rockwell Automation Inc.	1,117,700	127,865
Union Pacific Corp.	1,227,000	114,172
Tyco International plc	2,388,850	108,860
* Copart Inc.	1,704,300	85,965
CNH Industrial NV	11,893,000	84,797
Koninklijke Philips NV	2,783,207	73,922
General Electric Co.	2,315,836	72,115
Parker-Hannifin Corp.	607,000	69,313
Deere & Co.	716,100	55,648
Rockwell Collins Inc.	648,200	54,851
Boeing Co.	379,400	50,711
PACCAR Inc.	789,000	46,527
Stanley Black & Decker Inc.	295,700	35,987
Embraer SA ADR	1,239,800	22,651
L-3 Communications Holdings Inc.	11,404	1,729
* Quanta Services Inc.	66,144	1,693
Owens Corning	29,304	1,550
Allison Transmission Holdings Inc.	51,000	1,470
Chicago Bridge & Iron Co. NV	41,206	1,393
Expeditors International of Washington Inc.	24,484	1,210
Alaska Air Group Inc.	16,405	1,103
* Jacobs Engineering Group Inc.	17,893	958
Waste Management Inc.	13,452	889
Northrop Grumman Corp.	2,692	583
ManpowerGroup Inc.	7,042	489
		3,970,411

Information Technology (14.0%)
Microsoft Corp.	27,920,771	1,582,549
Oracle Corp.	20,970,400	860,625
QUALCOMM Inc.	11,858,522	742,106
Apple Inc.	4,309,706	449,114
* Alphabet Inc. Class A	489,418	387,296
Cisco Systems Inc.	10,465,702	319,518
Corning Inc.	13,699,237	304,397
Samsung Electronics Co. Ltd.	153,400	211,075
Visa Inc. Class A	2,541,300	198,349
* eBay Inc.	6,128,600	190,967
Intel Corp.	4,556,000	158,822
Skyworks Solutions Inc.	2,205,700	145,620
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	5,230,300	145,298
* NXP Semiconductors NV	1,529,925	128,651
Hewlett Packard Enterprise Co.	5,911,100	124,251
Fidelity National Information Services Inc.	1,340,800	106,634
Telefonaktiebolaget LM Ericsson ADR	13,772,600	102,881
Applied Materials Inc.	3,686,400	96,915
* Alphabet Inc. Class C	86,396	66,420
HP Inc.	3,325,549	46,591
Teradyne Inc.	1,704,800	33,670
* Teradata Corp.	1,161,200	32,955
Motorola Solutions Inc.	101,753	7,060
International Business Machines Corp.	16,125	2,590
NVIDIA Corp.	41,677	2,380
Maxim Integrated Products Inc.	44,623	1,820
Xerox Corp.	162,321	1,672
Western Union Co.	81,333	1,627
Marvell Technology Group Ltd.	137,185	1,612
* NCR Corp.	47,730	1,574
* Arrow Electronics Inc.	23,442	1,559
Avnet Inc.	36,200	1,488
Computer Sciences Corp.	27,900	1,334
Lam Research Corp.	11,558	1,038
* Flextronics International Ltd.	60,500	767
* Nuance Communications Inc.	16,816	270
		6,461,495
Materials (2.3%)
Air Products & Chemicals Inc.	5,789,962	865,136
* Crown Holdings Inc.	1,428,200	75,652
International Paper Co.	1,127,800	51,664
Packaging Corp. of America	387,400	28,935
LyondellBasell Industries NV Class A	27,302	2,055
Avery Dennison Corp.	21,295	1,659
Reliance Steel & Aluminum Co.	19,491	1,529
Steel Dynamics Inc.	56,669	1,520
Dow Chemical Co.	24,206	1,299
		1,029,449
Other (0.2%)
2 Vanguard Value ETF	630,600	55,102
SPDR S&P500 ETF Trust	197,312	42,846
		97,948
Telecommunication Services (3.0%)
Verizon Communications Inc.	15,189,211	841,634
AT&T Inc.	10,171,385	440,319
^ Vodafone Group plc ADR	3,549,336	109,675

	CenturyLink Inc.			61,887	1,946
					1,393,574
Utilities (1.1%)
3	CenterPoint Energy Inc.			10,526,960	251,805
*	Calpine Corp.			9,599,800	131,901
	NRG Energy Inc.			4,589,510	63,519
	Southern Co.			535,800	28,665
	PPL Corp.			714,700	26,951
	Edison International			26,404	2,043
	Entergy Corp.			22,167	1,804
	FirstEnergy Corp.			51,477	1,798
	AES Corp.			136,026	1,680
	NiSource Inc.			63,237	1,623
	Ameren Corp.			30,153	1,581
	MDU Resources Group Inc.			64,443	1,550
	UGI Corp.			22,765	1,030
	Duke Energy Corp.			2,143	184
	NextEra Energy Inc.			1,100	141
					516,275
Total Common Stocks (Cost $34,822,330)					45,157,240
		Coupon
Temporary Cash Investments (2.2%)1
Money Market Fund (2.2%)
4,5 Vanguard Market Liquidity Fund		0.561%		1,012,428,544	1,012,429

				Face
			Maturity	Amount
			Date	($000))
U.S. Government and Agency Obligations (0.0%)
6	Federal Home Loan Bank Discount Notes	0.371%	9/13/16	5,000,000	4,998
6,7 Federal Home Loan Bank Discount Notes		0.465%	10/28/16	10,000,000	9,991
7	United States Treasury Bill	0.318%	10/20/16	300,000	300
					15,289
Total Temporary Cash Investments (Cost $1,027,715)					1,027,718
Total Investments (100.1%) (Cost $35,850,045)					46,184,958
Other Assets and Liabilities-Net (-0.1%)[5]					(38,626)
Net Assets (100%)					46,146,332

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $37,507,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.1% and 2.0%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Considered an affiliated company of the fund as the fund owns more than 5% of the outstanding voting securities of such company.
4 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
5 Includes $38,683,000 of collateral received for securities on loan.
6 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S.
Treasury nor backed by the full faith and credit of the U.S. government.
7 Securities with a value of $4,196,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Windsor II Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of July 31, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	44,506,381	650,859	—
Temporary Cash Investments	1,012,429	15,289	—
Futures Contracts—Assets[1]	176	—	—
Futures Contracts—Liabilities[1]	(17)	—	—
Total	45,518,969	666,148	—
1 Represents variation margin on the last day of the reporting period.

D. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an

Windsor II Fund

exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At July 31, 2015, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

		Number of	Aggregate	Unrealized
		Long (Short )	Settlement Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation
E-mini S&P 500 Index	September 2016	867	93,991	444

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

E. At July 31, 2016, the cost of investment securities for tax purposes was $35,850,045,000. Net unrealized appreciation of investment securities for tax purposes was $10,334,913,000, consisting of unrealized gains of $13,179,031,000 on securities that had risen in value since their purchase and $2,844,118,000 in unrealized losses on securities that had fallen in value since their purchase.

F. Certain of the fund's investments are in companies that are considered to be affiliated companies of the fund because the fund owns more than 5% of the outstanding voting securities of the company or the issuer is another member of The Vanguard Group. Transactions during the period in securities of these companies were as follows:

		Current Period Transactions
			Proceeds
	Oct. 31, 2015		from		Capital Gain	July, 31, 2016
	Market	Purchases	Securities		Distributions	Market
	Value	at Cost	Sold	Income	Received	Value
	($000)	($000)	($000)	($000)	($000)	($000)
CenterPoint Energy Inc.	485,793	1,537	353,307	17,985	—	251,805
Vanguard Market Liquidity	1,700,854	NA1	NA1	3,148	—	1,012,429
Fund
Vanguard Value ETF	104,200	—	31,289	1,385	—	55,102
Total	2,290,847			22,518	—	1,319,336
1 Not applicable—purchases and sales are for temporary cash investment purposes.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WINDSOR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WINDSOR FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: September 16, 2016
VANGUARD WINDSOR FUNDS
/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: September 16, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.